Noncontrolling Interest (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Jul. 31, 2014	Dec. 31, 2013
Common stock, par or stated value per share	$ 0.001	$ 0.001		$ 0.001
Stockholder's equity, reverse stock split	February 2015, the Company's board of directors approved a 1-for-4 reverse stock split
Carrying value of Operating Partnership units	$ 11,277	$ 16,129
Noncontrolling interest in variable interest entity	$ 155	$ 0
Operating Partnership Units [Member]
Temporary equity, shares issued		3,778,405	944,601
Temporary equity, shares outstanding		2,337,551
Stockholder's equity, reverse stock split	March 20, 2015, the Operating Partnership completed a 1-for-4 reverse stock split
Limited partners' capital account, units outstanding	469,868
Limited partners' capital account, units authorized	469,868
Noncontrolling interest, ownership percentage by noncontrolling owners	0.81%	1.23%
Common stock, capital shares reserved for future issuance		2,337,551